Summary of Significant Accounting Policies (Policies)	6 Months Ended
Dec. 31, 2020
Basis Of Preparation [Abstract]
Basis of Preparation

1. Basis of preparation

Mesoblast Limited is a for-profit entity for the purpose of preparing the financial statements. The condensed financial statements of Mesoblast Limited and its subsidiaries have been prepared in accordance with International Accounting Standard IAS 34 Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”), and are unaudited. These interim financial statements do not include all of the notes and disclosures required by International Financial Reporting Standards, as issued by the IASB, for annual consolidated financial statements and should therefore be read in conjunction with our annual report on Form 20-F for the year ended June 30, 2020. In our annual report on Form 20-F, remestemcel-L for the treatment of pediatric SR-aGVHD was referred to as its brand name RYONCIL®.

(i) Going concern

For the six months ended December 31, 2020, the Group incurred a total comprehensive loss after income tax of $48.9 million and had net cash outflows from operations of $60.1 million. The Group held total cash and cash equivalents of $77.5 million as of December 31, 2020.

As announced on February 26, 2021, the Group has commenced a proposed equity-based private placement to a targeted industry investor to fund operations. The placement will close in the first week of March, 2021 at which time cash proceeds will be received. Closing of the contract is subject to customary conditions. Proceeds from the offering will be used for working capital and to prepare for confirmatory trials in lead programs as per FDA requirements. Proceeds will enable continued investment in manufacturing for further clinical development and to optimize process development including 2D and 3D bioreactor technologies, in preparation for commercial scale manufacturing, as well as maintenance of minimum unrestricted cash balances as required under our loan agreements (refer to Note 5d). In addition, during the next twelve months, the Group intends to achieve cash inflows from existing strategic and financing partnerships, subject to the Group meeting future milestones and other performance conditions. Some or all of these cash inflows will be required for us to meet our forecast expenditure and continue as a going concern, although there is uncertainty related to our ability to access these cash inflows because the meeting of milestones and other performance conditions are not wholly within the Group’s control.

Management and the directors believe that the Group will be successful in the above matters and, accordingly, have prepared the financial report on a going concern basis, notwithstanding that there is a material uncertainty that may cast significant doubt on our ability to continue as a going concern and that the Group may be unable to realize our assets and discharge our liabilities in the normal course of business.

References to matters that may cast significant doubt about the Group’s ability to continue as a going concern also raise substantial doubt as contemplated by the Public Company Accounting Oversight Board (“PCAOB”) standards.

(ii) New and amended standards adopted by the Group

In the opinion of management, the interim financial data includes all adjustments, consisting only of normal recurring adjustments necessary for a fair statement of the results for the interim periods. There were no new or amended standards adopted by the Group in the six months ended December 31, 2020. These interim financial statements follow the same accounting policies as compared to the June 30, 2020 consolidated financial statements and related notes as filed with the Australian Securities Exchange and the Securities and Exchange Commission.

(iii) New accounting standards and interpretations not yet adopted by the Group

There were no new accounting standards and interpretations not yet adopted by the Group for the December 31, 2020 reporting period.

(iv) Use of estimates

The preparation of these consolidated financial statements requires the Group to make estimates and judgments that affect the reported amounts of assets, liabilities, income and expenses and related disclosures. On an ongoing basis, the Group evaluates its significant accounting policies and estimates. Estimates are based on historical experience and on various market-specific and other relevant assumptions that the Group believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Impact of COVID-19

Estimates are assessed each period and updated to reflect current information, such as the economic considerations related to the impact that COVID-19 could have on the Group’s significant accounting estimates. COVID-19 has not led to a material deterioration in the Group’s financial circumstances, nor required the Group to utilize government support.

The Group is facing some challenges from the pandemic. The Group’s current and potential future clinical trials have and may experience some delays given reduced capacity at hospitals for completing activities and impacts on patient mobility for treatments or final visits. In addition, health regulators may rate other treatments as higher priorities due to the crisis.